Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Doubtful Accounts [Abstract]
Changes in the allowance for doubtful accounts

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$1.3	$—	$2.8	$3.2
Provision for doubtful accounts	0.8	1.3	0.1	0.5
Accounts written off	(0.3)	—	—	(0.9)

End of period	$1.8	$1.3	$2.9	$2.8